Related party transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 31 – Related party transactions

The Corporation grants loans to its directors, executive officers and certain related individuals or organizations in the ordinary course of business. The activity and balance of these loans were as follows:

	Executive
(In thousands)	Officers	Directors	Total
Balance at December 31, 2011	$5,460	$100,088	$105,548
New loans	311	51,623	51,934
Payments	(786)	(36,667)	(37,453)
Other changes	(38)	(6,837)	(6,875)
Balance at December 31, 2012	$4,947	$108,207	$113,154
New loans	239	40,827	41,066
Payments	(301)	(51,720)	(52,021)
Other changes	24,828	(30,473)	(5,645)
Balance at December 31, 2013	$29,713	$66,841	$96,554

The amounts reported as “other changes” include items such as changes in the status of those who are considered related parties, and a reclassification of a loans acquired as part of the Westernbank acquisition with a carrying value of $25 million as a loan related to an executive officer instead of to a director. This loan was previously classified as related to a director because both a former director (who ceased being a director in 2013) and an executive officer were related parties of the borrower entity.

At December 31, 2013, the Corporation's banking subsidiaries held deposits from related parties, excluding EVERTEC, amounting to $ 20 million (2012 - $ 23 million).

From time to time, the Corporation, in the ordinary course of business, obtains services from related parties or makes contributions to non-profit organizations that have some association with the Corporation. Management believes the terms of such arrangements are consistent with arrangements entered into with independent third parties.

During 2013, the Corporation engaged, in the ordinary course of business, the legal services of a law firm in Puerto Rico, in which the Secretary of the Board of Directors of Popular, Inc. acted as senior counsel or as partner. The fees paid to this law firm for the year 2013 amounted to approximately $1.1 million (2012 - $1.9 million).

For the year ended December 31, 2013, the Corporation made contributions of approximately $0.7 million to Banco Popular Foundations, which are not-for-profit corporations dedicated to philanthropic work (2012 - $0.6 million).

A director of the Corporation until April, 2013 and entities controlled by him has a series of loan relationships with BPPR, which were restructured in March 2012. The aggregate amount of the credit facilities restructured approximated $1.8 million, of which approximately $1.5 million was outstanding at the time of the restructuring. As part of the restructuring, certain lines of credit were converted to term loans. The modified credit facilities are considered troubled debt restructurings because of the approved term extensions which could be viewed as an accommodation to a borrower to ensure continued compliance with its obligations. During 2012, one of the credit facilities with an outstanding balance of $0.3 million was paid in full. As of December 31, 2013 the term loans had an aggregate outstanding balance of $1.1 million.

In October 2007, a corporation, in which a family member of a former director and nephew of the Corporation's chief executive officer owns a 50% equity interest, obtained a $3.9 million loan from BPPR to acquire a parcel of property on which it intended to develop a residential project in Puerto Rico. Certain of the director's family members personally guaranteed the loan. The borrower also obtained a $250,000 unsecured line of credit from BPPR. The loan went into default and BPPR commenced foreclosure and collection proceedings against both the borrower and the guarantors in April 2010. The loan and line of credit were sold to an unrelated third party in March 2013, as part of a bulk sale on non-performing assets. The loan had a carrying value of $2 million at the time of the sale.

In June 2006, family members of a director of the Corporation, obtained an $828,000 mortgage loan from Popular Mortgage, Inc., secured by a residential property. The director was not a director of the Corporation at the time the loan was made. In March, 2012 the loan was restructured under the Corporation's loss mitigation program. The balance due on the loan at December 31, 2013 was approximately $0.9 million.

In November 2007, family members of the chief executive officer and member of the Board of Directors of the Corporation, obtained a $1.35 million mortgage loan from Popular Mortgage, secured by a residential property. The borrowers became delinquent on their payments commencing in September 2009 and after exhausting various collection and loss mitigation efforts BPPR commenced foreclosure procedures in October 2011, which are ongoing. The balance due on the loan at December 31, 2012, including accumulated interest, was approximately $1.7 million. At December 31, 2012, the Corporation had recorded a loss of approximately $500,000 on this loan. The loan was sold in June 2013, to an unrelated third party, as part of a bulk sale of non-performing assets.

On September 30, 2013, BPPR sold certain non-performing commercial loans for $15.7 million to an affiliate of one of the Corporation's shareholders. As part of this transaction, this affiliated entity also acquired a majority interest in two of BPPR's borrowers. These borrowers had construction loans which were syndicated and had an outstanding unpaid principal balance due to BPPR aggregating to $13.2 million at the date of the transaction. These loans were restructured with an extension of maturity and an accrued interest discharge by BPPR of $1.9 million. Separately, BPPR entered into an agreement to sell two undeveloped parcels of land, for $2.7 million, to an entity controlled by this shareholder.

The Corporation has had loan transactions with the Corporation's directors and officers, and with their associates, and proposes to continue such transactions in the ordinary course of its business, on substantially the same terms, including interest rates and collateral, as those prevailing for comparable loan transactions with third parties, except as disclosed above. Except as discussed above, the extensions of credit have not involved and do not currently involve more than normal risks of collection or present other unfavorable features.

Related party transactions with EVERTEC, as an affiliate

The Corporation has an investment in EVERTEC, Inc. (“EVERTEC”), which provides various processing and information technology services to the Corporation and its subsidiaries and gives BPPR access to the ATH network owned and operated by EVERTEC.

During 2013 the Corporation participated as a selling stockholder in the Initial Public Offering (“IPO”), completed on April 12, 2013, and subsequent offerings executed by EVERTEC during the third and fourth quarters. In connection with its IPO, EVERTEC refinanced its outstanding debt and Popular received payment in full for its portion of the EVERTEC debt held by it. As part of the offering completed during the fourth quarter, EVERTEC repurchased from the underwriters 3,690,036 shares of its common stock being sold by the selling stockholders in the offering, resulting in a reduction in its capital of approximately $75.0 million. As a result of these transactions Popular recognized an after tax gain of $412.8 million, generated $585 million in net cash proceeds and retained a stake of 14.9% (2012 – 48.5%) in EVERTEC, which has a book value of $19.9 million as of December 31, 2013. The Corporation continues to have significant influence over EVERTEC. Accordingly, the investment in EVERTEC is accounted for under the equity method and is evaluated for impairment if events or circumstances indicate that a decrease in value of the investment has occurred that is other than temporary.

The Corporation received $4.4 million in dividend distributions during the year ended December 31, 2013 from its investments in EVERTEC's holding company. During the year ended December 31, 2012, net capital distributions received from EVERTEC amounted to $155 million, which included $5 million in dividend distributions. The Corporation's equity in EVERTEC is presented in the table which follows and is included as part of “other assets” in the consolidated statement of financial condition.

(In thousands)	December 31, 2013	December 31, 2012
Equity investment in EVERTEC	$19,931	$73,916

The Corporation had the following financial condition balances outstanding with EVERTEC at December 31, 2013 and 2012. Items that represent liabilities to the Corporation are presented with parenthesis.

	December 31,
(In thousands)	2013		2012
Investment securities	$-	$35,000
Loans	-	53,589
Accounts receivable (Other assets)	8,634	4,085
Deposits	(14,289)	(19,968)
Accounts payable (Other liabilities)	(15,862)	(16,582)
Net total	$(21,517)	$56,124

The Corporation's proportionate share of income or loss from EVERTEC is included in other operating income in the consolidated statements of operations since October 1, 2010. The following table presents the Corporation's proportionate share of EVERTEC's income (loss) and changes in stockholders'equity for the years ended December 31, 2013, 2012 and 2011.

	Year ended December 31,
(In thousands)	2013	2012	2011
Share of (loss) income from investment in EVERTEC	$(3,762)	$38,461	$13,936
Share of other changes in EVERTEC's stockholders' equity	18,965	(187)	-
Share of EVERTEC's changes in equity recognized in income	$15,203	$38,274	$13,936

The following tables present the impact of transactions and service payments between the Corporation and EVERTEC (as an affiliate) and their impact on the results of operations for the years ended December 31, 2013, 2012 and 2011. Items that represent expenses to the Corporation are presented with parenthesis.

	Year ended
(In thousands)	December 31, 2013	December 31, 2012	December 31, 2011	Category
Interest income on loan to EVERTEC	$2,490	$3,373	$3,619	Interest income
Interest income on investment securities issued by EVERTEC	1,269	3,850	3,850	Interest income
Interest expense on deposits	(128)	(267)	(627)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	25,571	25,188	27,300	Other service fees
Debt prepayment penalty paid by EVERTEC	5,856	-	-	Net gain (loss) and valuation adjustments on investment securities
Consulting fee paid by EVERTEC	9,854	-	-	Other operating income
Rental income charged to EVERTEC	6,560	6,647	7,063	Net occupancy
Processing fees on services provided by EVERTEC	(155,521)	(150,677)	(149,156)	Professional fees
Other services provided to EVERTEC	843	751	1,382	Other operating expenses
Total	$(103,206)	$(111,135)	$(106,569)

At December 31, 2012, EVERTEC had certain performance bonds outstanding, which were guaranteed by the Corporation under a general indemnity agreement between the Corporation and the insurance companies issuing the bonds. EVERTEC's performance bonds guaranteed by the Corporation amounted to approximately $1.0 million at December 31, 2012 and expired during the quarter ended June 30, 2013. Also, EVERTEC has a letter of credit issued by BPPR, for an amount of $3.6 million at December 31, 2013 (2012 - $2.9 million). The Corporation also agreed to maintain outstanding this letter of credit for a 5-year period which expires on September 30, 2015. EVERTEC and the Corporation entered into a Reimbursement Agreements, in which EVERTEC will reimburse the Corporation for any losses incurred by the Corporation in connection with the performance bonds and the letter of credit. Possible losses resulting from these agreements are considered insignificant.

During the second quarter of 2013, the Corporation discontinued the elimination of its proportionate ownership share of intercompany transactions with EVERTEC from their respective revenue and expense categories to reflect them as an equity pick-up adjustment in other operating income. The consolidated statements of operations for all period presented have been adjusted to reflect this change. This change had no impact on the Corporation's net income and did not have a material effect on its consolidated financial statements. The following tables presents the impact of the change in the Corporation's results for all comparative prior periods presented.

	Year ended December 31,
(In thousands)	2013	2012	2011
Share of EVERTEC's changes in equity recognized in income	$15,203	$38,274	$13,936
Intra-company eliminations considered in other operating income (detailed in next table)	(15,378)	(53,449)	(52,218)
Share of EVERTEC's changes in equity, net of eliminations	$(175)	$(15,175)	$(38,282)

	December 31, 2013			December 31, 2012			December 31, 2011
(In thousands)	As currently reported	Impact of eliminations	Amounts net of eliminations	As currently reported	Impact of eliminations	Amounts net of eliminations	As currently reported	Impact of eliminations	Amounts net of eliminations	Category
Interest income on loan to EVERTEC	$2,490	$(371)	$2,119	$3,373	$(1,621)	$1,752	$3,619	$(1,773)	$1,846	Interest income
Interest income on investment securities issued by EVERTEC	1,269	(189)	1,080	3,850	(1,851)	1,999	3,850	(1,887)	1,963	Interest income
Interest expense on deposits	(128)	19	(109)	(267)	127	(140)	(627)	307	(320)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	25,571	(3,810)	21,761	25,188	(12,090)	13,098	27,300	(13,377)	13,923	Other service fees
Debt prepayment penalty paid by EVERTEC	5,856	(873)	4,983	-	-	-	-	-	-	Net gain (loss) and valuation adjustments on investment securities
Consulting fee paid by EVERTEC	9,854	(1,468)	8,386	-	-	-	-	-	-	Other operating income
Rental income charged to EVERTEC	6,560	(977)	5,583	6,647	(3,193)	3,454	7,063	(3,461)	3,602	Net occupancy
Processing fees on services provided by EVERTEC	(155,521)	23,173	(132,348)	(150,677)	72,435	(78,242)	(149,156)	73,086	(76,070)	Professional fees
Other services provided to EVERTEC	843	(126)	717	751	(358)	393	1,382	(677)	705	Other operating expenses
Total	$(103,206)	$15,378	$(87,828)	$(111,135)	$53,449	$(57,686)	$(106,569)	$52,218	$(54,351)

PRLP 2011 Holdings LLC

As indicated in Note 29 to the consolidated financial statements, the Corporation holds a 24.9% equity interest in PRLP 2011 Holdings, LLC and currently provides certain financing to the joint venture as well as holds certain deposits from the entity.

The Corporation's equity in PRLP 2011 Holdings, LLC is presented in the table which follows and is included as part of “other assets” in the consolidated statements of financial condition.

(In thousands)	December 31, 2013	December 31, 2012
Equity investment in PRLP 2011 Holdings, LLC	$26,596	$22,747

The Corporation had the following financial condition balances outstanding with PRLP 2011 Holdings, LLC at December 31, 2013 and 2012.

(In thousands)	At December 31, 2013		At December 31, 2012
Loans	$19,647	$60,040
Accrued interest receivable	65	163
Deposits (non-interest bearing)	(3,621)	(7,103)
Net total	$16,091	$53,100

The Corporation's proportionate share of income or loss from PRLP 2011 Holdings, LLC is included in other operating income in the consolidated statements of operations. The following table presents the Corporation's proportionate share of income (loss) from PRLP 2011 Holdings, LLC for the years ended December 31, 2013 and 2012.

	Year ended December 31,
(In thousands)	2013	2012
Share of income from the equity investment in PRLP 2011 Holdings, LLC	$3,347	$7,128

The following table presents transactions between the Corporation and PRLP 2011 Holdings, LLC and their impact on the Corporation's results of operations for the years ended December 31, 2013 and 2012.

	Year ended December 31,
(In thousands)	2013	2012	Category
Interest income on loan to PRLP 2011 Holdings, LLC	$1,162	$2,688	Interest income

PR Asset Portfolio 2013-1 International, LLC

As indicated in Note 29 to the consolidated financial statements, effective March 2013 the Corporation holds a 24.9% equity interest in PR Asset Portfolio 2013-1 International, LLC and currently provides certain financing to the joint venture as well as holds certain deposits from the entity.

The Corporation's equity in PR Asset Portfolio 2013-1 International, LLC is presented in the table which follows and is included as part of “other assets” in the consolidated statements of financial condition.

(In thousands)	December 31, 2013
Equity investment in PR Asset Portfolio 2013-1 International, LLC	$30,478

The Corporation had the following financial condition balances outstanding with PR Asset Portfolio 2013-1 International, LLC, at December 31, 2013.

(In thousands)	At December 31, 2013
Loans	$160,283
Accrued interest receivable	436
Deposits	(20,808)
Net total	$139,911

The Corporation's proportionate share of income or loss from PR Asset Portfolio 2013-1 International, LLC is included in other operating income in the consolidated statements of operations. The following table presents the Corporation's proportionate share of income (loss) from PR Asset Portfolio 2013-1 International, LLC for year ended December 31, 2013.

Year ended
(In thousands)	December 31, 2013
Share of loss from the equity investment in PR Asset Portfolio 2013-1 International, LLC	$(1,979)

The following table presents transactions between the Corporation and PR Asset Portfolio 2013-1 International, LLC and their impact on the Corporation's results of operations for the year ended December 31, 2013.

	Year ended
(In thousands)	December 31, 2013	Category
Interest income on loan to PR Asset Portfolio 2013-1 International, LLC	$2,966	Interest income
Servicing fee paid by PR Asset Portfolio 2013-1 International, LLC	150	Other service fees
Total	$3,116